UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01701

Davis New York Venture Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT



[DAVIS FUNDS LOGO]
OVER 35 YEARS OF RELIABLE INVESTING(trademark)




JANUARY 31, 2004



DAVIS NEW YORK VENTURE FUND

                                TABLE OF CONTENTS





Shareholder Letter...........................................................2


Management's Discussion and Analysis.........................................3


Schedule of Investments......................................................5


Statement of Assets and Liabilities..........................................9


Statement of Operations.....................................................11


Statements of Changes in Net Assets.........................................12


Notes to Financial Statements...............................................13


Financial Highlights........................................................20


Directors and Officers......................................................25

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
===============================================================================

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Davis New York Venture Fund recognize the importance of candid, thorough and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings and performance attribution.

In addition we produce a Quarterly Review. In this Review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Quarterly Review either at our website, DavisFunds.com, or by calling 1-800-279-0279.


Sincerely,




/s/ Christopher C. Davis
------------------------
Christopher C. Davis
President

March 2, 2004

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
===============================================================================



MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended January 31, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 15.22%. U.S. economic activity, as measured by the gross domestic product, improved sharply in the third and fourth quarters of 2003. Interest rates, as measured by the 10-year Treasury bond, traded in a narrow range of 4.00% to 4.60% over the six-month period ended January 31, 2004. This combination of growing economic activity and stable interest rates provided a favorable background for the stock market.

PERFORMANCE OVERVIEW

Davis New York Venture Fund's Class A shares delivered a total return on net asset value of 19.54% for the six-month period ended January 31, 2004(2) outperforming the Standard & Poor's 500(R) Index by over 4 percentage points. The Fund's investment strategy is to seek out companies with expanding earnings that can be purchased at value prices and held for the long-term. Typically, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion.

The Fund's largest sector weightings were in financial services and banks and savings & loan associations. The Fund's holdings in both sectors outperformed the S&P 500(R) Index.

The principal holdings contributing to performance were: Altria Group(3), a consumer products company, Tyco International, a diversified manufacturing company and American Express, a financial services company. Altria Group increased by 43.01%, Tyco International increased by 43.97% and American Express increased by 17.86% over the six-month period ended January 31, 2004.

The principal holdings detracting from performance were: Safeway, a retailing company, Merck & Co., a pharmaceutical and health care company and Comcast, a cable television company. Merck & Co. decreased by 7.70% over the six-month period ended January 31, 2004. Comcast, which was purchased in January 2004, decreased by 4.55% and Safeway decreased by 6.37%. The Fund no longer owns Safeway.

A company's contribution to the Fund's performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

--------------------------------------------------

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

Davis New York Venture Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis New York Venture Fund are: (1) market risk, (2) company risk, (3) headline risk and (4) selection risk. See the prospectus for a full description of each risk.

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
===============================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the average annual total returns for Davis New York Venture Fund's Class A shares for the periods ended January 31, 2004. Returns for other classes of shares will vary from the following returns:

(Without a 4.75% sales charge taken into consideration)
-------------------------------- -------------- ---------------- --------------- ----------------------
FUND NAME                          ONE YEAR       FIVE YEARS       TEN YEARS           INCEPTION
-------------------------------- -------------- ---------------- --------------- ----------------------
Davis New York Venture A            38.85%           4.84%           12.50%        13.55% - 02/17/69
-------------------------------- -------------- ---------------- --------------- ----------------------

(With the maximum 4.75% sales charge taken into consideration)
-------------------------------- -------------- ---------------- --------------- ----------------------
FUND NAME                          ONE YEAR       FIVE YEARS       TEN YEARS           INCEPTION
-------------------------------- -------------- ---------------- --------------- ----------------------
Davis New York Venture A            32.25%           3.82%           11.96%        13.39% - 02/17/69
-------------------------------- -------------- ---------------- --------------- ----------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Fund's holdings of each company discussed.

Shares of the Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS
January 31, 2004 (Unaudited)

==============================================================================================================
                                                                                                         VALUE
   SHARES                                        SECURITY                                              (NOTE 1)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK - (99.08%)

    BANKS AND SAVINGS & LOAN ASSOCIATIONS - (17.16%)
     14,219,500     Bank One Corp. .......................................................   $     719,648,895
      5,867,200     Fifth Third Bancorp...................................................         338,684,120
      7,349,900     Golden West Financial Corp. ..........................................         762,405,127
     55,917,439     HSBC Holdings PLC.....................................................         861,538,902
     26,171,329     Lloyds TSB Group PLC..................................................         219,250,638
      1,997,500     State Street Corp. ...................................................         107,565,375
     15,928,400     Wells Fargo & Co. ....................................................         914,449,444
                                                                                             -----------------
                                                                                                 3,923,542,501
                                                                                             -----------------
    BUILDING MATERIALS - (1.73%)
      4,031,300     Martin Marietta Materials, Inc. (b)...................................         185,439,800
      4,414,020     Vulcan Materials Co. .................................................         210,548,754
                                                                                             -----------------
                                                                                                   395,988,554
                                                                                             -----------------
    BUSINESS SERVICES - (1.10%)
      5,030,700     D&B Corp.* (b)........................................................         251,082,237
                                                                                             -----------------
    CABLE TELEVISION - (0.90%)
      6,265,000     Comcast Corp., Special Class A*........................................        206,306,450
                                                                                             -----------------
    CONSUMER PRODUCTS - (6.02%)
     24,770,300     Altria Group, Inc. ...................................................       1,376,980,977
                                                                                             -----------------
    DIVERSIFIED COMMERCIAL SERVICES - (0.27%)
     17,522,500     Rentokil Initial PLC..................................................          62,547,419
                                                                                             -----------------
    DIVERSIFIED MANUFACTURING - (4.10%)
     35,072,206     Tyco International Ltd. ..............................................         938,181,510
                                                                                             -----------------
    ELECTRONICS - (0.50%)
     29,705,400     Agere Systems Inc., Class A*..........................................         114,365,790
                                                                                             -----------------
    ENERGY - (6.34%)
      8,036,343     ConocoPhillips........................................................         529,434,277
      7,251,643     Devon Energy Corp. ...................................................         409,427,764
      5,454,700     EOG Resources, Inc. ..................................................         247,097,910
      4,983,500     Occidental Petroleum Corp. ...........................................         219,523,175
      1,635,000     Transocean Inc.*......................................................          44,046,900
                                                                                             -----------------
                                                                                                 1,449,530,026
                                                                                             -----------------
    FINANCIAL SERVICES - (17.52%)
     34,843,400     American Express Co. .................................................       1,806,281,856
     19,139,716     Citigroup Inc. .......................................................         947,033,148
      4,515,600     H&R Block, Inc. ......................................................         261,588,708
      7,515,100     Loews Corp. ...........................................................        403,260,266
      4,477,700     Moody's Corp. ........................................................         286,080,253
      8,380,600     Providian Financial Corp.*............................................         114,730,414
      3,103,590     Takefuji Corp. .......................................................         187,074,535
                                                                                             -----------------
                                                                                                 4,006,049,180
                                                                                             -----------------

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - Continued
January 31, 2004 (Unaudited)

==============================================================================================================
                                                                                                         VALUE
   SHARES                                        SECURITY                                              (NOTE 1)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED

    FOOD/BEVERAGE & RESTAURANT - (3.56%)
     28,118,131     Diageo PLC............................................................   $     368,702,602
      3,305,800     Heineken Holding NV, Class A..........................................         110,880,935
      2,711,200     Hershey Foods Corp. ..................................................         204,722,712
      3,994,700     Kraft Foods Inc., Class A.............................................         128,669,287
                                                                                             -----------------
                                                                                                   812,975,536
                                                                                             -----------------
    HOTELS - (0.77%)
      3,985,700     Marriott International, Inc., Class A.................................         176,925,223
                                                                                             -----------------
    INDUSTRIAL - (2.74%)
     12,582,500     Sealed Air Corp.* (b).................................................         626,482,675
                                                                                             -----------------
    INSURANCE BROKERS - (0.93%)
      8,643,800     Aon Corp. ............................................................         212,378,166
                                                                                             -----------------
    INVESTMENT FIRMS - (3.29%)
      3,590,400     Janus Capital Group Inc. .............................................          60,246,912
      1,283,952     Julius Baer Holding, Ltd. AG (b)......................................         467,039,962
      3,854,280     Morgan Stanley........................................................         224,357,639
                                                                                             -----------------
                                                                                                   751,644,513
                                                                                             -----------------
    LIFE INSURANCE - (0.57%)
      2,596,000     Principal Financial Group, Inc. ......................................          90,081,200
      1,498,000     Sun Life Financial Inc. ..............................................          40,056,520
                                                                                             -----------------
                                                                                                   130,137,720
                                                                                             -----------------
    MEDIA - (1.70%)
      4,778,665     Lagardere S.C.A. .....................................................         290,449,317
      8,941,680     WPP Group PLC.........................................................          98,765,936
                                                                                             -----------------
                                                                                                   389,215,253
                                                                                             -----------------
    MULTI-LINE INSURANCE - (5.38%)
     17,699,210     American International Group, Inc. ...................................       1,229,210,135
                                                                                             -----------------
    PHARMACEUTICAL AND HEALTH CARE - (4.20%)
      4,522,400     Eli Lilly and Co. ....................................................         307,704,096
      4,987,000     HCA Inc. .............................................................         223,916,300
      1,653,800     Merck & Co., Inc. ....................................................          78,720,880
      2,495,000     Novartis AG, Registered...............................................         112,256,175
      6,476,300     Pfizer Inc. ..........................................................         237,226,869
                                                                                             -----------------
                                                                                                   959,824,320
                                                                                             -----------------
    PROPERTY/CASUALTY INSURANCE - (8.62%)
         10,901     Berkshire Hathaway Inc., Class A*.....................................         975,530,490
         13,316     Berkshire Hathaway Inc., Class B*.....................................          39,694,996
      1,614,100     Chubb Corp. ..........................................................         115,392,009
         79,900     Markel Corp.*.........................................................          21,684,061

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - Continued
January 31, 2004 (Unaudited)

==============================================================================================================
                                                                                                         VALUE
   SHARES                                        SECURITY                                              (NOTE 1)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED

    PROPERTY/CASUALTY INSURANCE - CONTINUED
      9,920,400     Progressive Corp. (Ohio)..............................................   $     819,921,060
                                                                                             -----------------
                                                                                                 1,972,222,616
                                                                                             -----------------
    PUBLISHING - (0.61%)
      1,625,800     Gannett Co., Inc. ....................................................         139,347,318
                                                                                             -----------------
    REAL ESTATE - (1.55%)
        401,300     Centerpoint Properties Trust..........................................          32,144,130
     10,782,204     General Growth Properties, Inc. (b)...................................         323,466,120
                                                                                             -----------------
                                                                                                   355,610,250
                                                                                             -----------------
    REINSURANCE - (2.04%)
        619,200     Everest Re Group, Ltd. ...............................................          52,681,536
      4,966,450     Transatlantic Holdings, Inc. (b)......................................         412,711,995
                                                                                             -----------------
                                                                                                   465,393,531
                                                                                             -----------------
    RETAILING - (3.51%)
      1,561,000     AutoZone, Inc.*.......................................................         131,623,520
     18,092,000     Costco Wholesale Corp.*...............................................         670,941,820
                                                                                             -----------------
                                                                                                   802,565,340
                                                                                             -----------------
    TECHNOLOGY - (3.10%)
      5,567,000     Lexmark International, Inc.*..........................................         461,448,630
      8,915,100     Microsoft Corp. ......................................................         246,725,392
                                                                                             -----------------
                                                                                                   708,174,022
                                                                                             -----------------
    TRANSPORTATION - (0.87%)
      2,802,500     United Parcel Service, Inc., Class B...................................        199,734,175
                                                                                             -----------------

                           Total Common Stocks - (identified cost $16,432,290,913)........      22,656,415,437
                                                                                             -----------------


DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - Continued
January 31, 2004 (Unaudited)

==============================================================================================================
                                                                                                         VALUE
   PRINCIPAL                                     SECURITY                                              (NOTE 1)
--------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - (1.31%)

$    80,794,000     Morgan Stanley & Co. Inc. Joint Repurchase Agreement,
                        1.03%, 02/02/04, dated 01/30/04, repurchase value of
                        $80,800,935 (collateralized by: U.S. Government obligations
                         in a pooled cash account, total market value $82,409,880)........   $      80,794,000
    124,298,000     Nomura Securities International, Inc. Joint Repurchase Agreement,
                        1.03%, 02/02/04, dated 01/30/04, repurchase value of
                        $124,308,669 (collateralized by: U.S. Government obligations
                         in a pooled cash account, total market value $126,783,960).......         124,298,000
     93,775,000     UBS Financial Services Inc. Joint Repurchase Agreement,
                        1.03%, 02/02/04, dated 01/30/04, repurchase value of
                        $93,783,049 (collateralized by: U.S. Government obligations
                        in a pooled cash account, total market value $95,650,500).........          93,775,000
                                                                                             -----------------

                           Total Short Term Investments - (identified cost $298,867,000)..         298,867,000
                                                                                             -----------------

                    Total Investments - (identified cost $16,731,157,913) - (100.39%)(a)..      22,955,282,437
                    Liabilities Less Other Assets - (0.39%)...............................         (89,065,944)
                                                                                             -----------------
                           Net Assets - (100%)............................................   $  22,866,216,493
                                                                                             =================

 (a) Aggregate cost for Federal Income Tax purposes is $16,743,181,933. At
January 31, 2004 unrealized appreciation (depreciation) of securities for
Federal Income Tax purposes was as follows:
                    Unrealized appreciation...............................................   $   6,743,956,860
                    Unrealized depreciation...............................................        (531,856,356)
                                                                                             -----------------
                           Net unrealized appreciation....................................   $   6,212,100,504
                                                                                             =================

(b) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2004. The aggregate fair value of the securities of affiliated companies held by the Fund as of January 31, 2004 amounts to $2,266,222,789. Transactions during the period in which the issuers were affiliates are as follows:

                                Shares           Gross        Gross         Shares               Dividend
Security                        July 31, 2003    Additions    Reductions    January  31, 2004     Income
--------                        -------------    ---------    ----------    -----------------     ------
D&B Corp.                           5,037,400        -             6,700         5,030,700             -
General Growth Properties, Inc.     3,598,868     7,188,136        4,800        10,782,204        $6,328,048
Julius Baer Holding, Ltd. AG        1,283,952        -             -             1,283,952             -
Martin Marietta Materials, Inc.     4,036,700        -             5,400         4,031,300         1,451,268
Sealed Air Corp.                   12,599,400        -            16,900        12,582,500             -
Transatlantic Holdings, Inc.        4,973,150        -             6,700         4,966,450         1,092,619

* Non-Income Producing Security.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
STATEMENT OF ASSETS AND LIABILITIES
At January  31, 2004 (Unaudited)

===============================================================================================================
ASSETS:
     Investments in securities, at value (see accompanying Schedule of
     Investments):
         Unaffiliated companies (including securities loaned of $121,210,958)
         (cost of $15,137,725,669)                                                           $  20,689,059,648
         Affiliated companies (including securities loaned of $2,000,635)
         (cost of $1,593,432,244)                                                                2,266,222,789
     Collateral for securities loaned (Note 7)............................................         131,845,306
     Cash.................................................................................             345,152
     Receivables:
         Investment securities sold.......................................................          11,844,535
         Capital stock sold...............................................................          69,436,760
         Dividends and interest...........................................................          12,104,440
                                                                                             -----------------
              Total assets................................................................      23,180,858,630
                                                                                             -----------------

LIABILITIES:
     Return of collateral for securities loaned (Note 7)..................................         131,845,306
     Payables:
         Investment securities purchased..................................................         113,472,138
         Capital stock redeemed...........................................................          42,918,738
     Accrued management fee...............................................................          10,063,836
     Accrued expenses.....................................................................          16,342,119
                                                                                             -----------------
              Total liabilities...........................................................         314,642,137
                                                                                             -----------------
NET ASSETS ...............................................................................   $  22,866,216,493
                                                                                             =================


NET ASSETS CONSIST OF:
     Par value of shares of capital stock.................................................   $      41,232,759
     Additional paid-in capital...........................................................      18,830,488,012
     Net unrealized appreciation on investments and translation of assets
         and liabilities denominated in foreign currency..................................       6,224,119,216
     Undistributed net investment loss....................................................         (18,567,980)
     Accumulated net realized losses from investments and foreign currency transactions...      (2,211,055,514)
                                                                                             -----------------
              Net assets..................................................................   $  22,866,216,493
                                                                                             =================

DAVIS NEW YORK VENTURE FUND
STATEMENT OF ASSETS AND LIABILITIES - Continued
At January 31, 2004 (Unaudited)

==============================================================================================================
     CLASS A SHARES
         Net assets.......................................................................   $  12,119,275,637
         Shares outstanding...............................................................         430,289,796
         Net asset value and redemption price per share...................................           $   28.17
                                                                                                     =========
         Maximum offering price per share (100/95.25 of $28.17)*..........................           $   29.57
                                                                                                     =========
     CLASS B SHARES
         Net assets.......................................................................   $   5,645,743,247
         Shares outstanding...............................................................         208,901,697
         Net asset value, offering and redemption price per share.........................           $   27.03
                                                                                                     =========
     CLASS C SHARES
         Net assets.......................................................................   $   3,826,417,356
         Shares outstanding...............................................................         140,686,089
         Net asset value, offering and redemption price per share.........................           $   27.20
                                                                                                     =========
     CLASS R SHARES
         Net assets.......................................................................   $         617,846
         Shares outstanding...............................................................              21,928
         Net asset value, offering and redemption price per share.........................           $   28.18
                                                                                                     =========
     CLASS Y SHARES
         Net assets.......................................................................   $   1,274,162,407
         Shares outstanding...............................................................          44,755,667
         Net asset value, offering and redemption price per share.........................           $   28.47
                                                                                                     =========

*On purchases of $100,000 or more, the offering price is reduced.



















SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
STATEMENT OF OPERATIONS
For the six months ended January 31, 2004 (Unaudited)

============================================================================================================
INVESTMENT INCOME:

     Income:
         Dividends:
              Unaffiliated companies (Net of foreign withholding taxes of $3,707,016).....   $   153,541,452
              Affiliated companies .......................................................         8,871,935
         Interest.........................................................................         1,498,443
         Lending fees.....................................................................            42,972
                                                                                             ---------------
                  Total income............................................................       163,954,802
     Expenses:
         Management fees (Note 3)........................................  $  52,861,583
         Custodian fees..................................................      1,989,017
         Transfer agent fees
              Class A....................................................      6,895,750
              Class B....................................................      4,645,747
              Class C....................................................      2,620,125
              Class R....................................................             71
              Class Y....................................................        233,894
         Audit fees......................................................         43,000
         Legal fees......................................................         32,210
         Accounting fees (Note 3)........................................        199,998
         Reports to shareholders.........................................      1,570,991
         Directors' fees and expenses....................................        195,805
         Registration and filing fees....................................        227,669
         Miscellaneous...................................................        111,377
         Payments under distribution plan (Note 4)
              Class A....................................................     13,266,733
              Class B....................................................     26,269,155
              Class C....................................................     17,145,702
              Class R....................................................            290
                                                                           -------------
                  Total expenses..........................................................       128,309,117
                  Expenses paid indirectly  (Note 6)......................................          (170,282)
                                                                                             ---------------
                  Net expenses............................................................       128,138,835
                                                                                             ---------------
                      Net investment income...............................................        35,815,967
                                                                                             ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) from:
         Investment transactions:
              Unaffiliated companies......................................................      (176,989,648)
              Affiliated companies........................................................           224,358
         Foreign currency transactions....................................................          (928,721)
         Payments by affiliates (Note 9):
              Unaffiliated companies......................................................         2,227,264
              Affiliated companies........................................................            18,833
     Net increase in unrealized appreciation on investments and translation
         of assets and liabilities in foreign currencies..................................     3,783,802,846
                                                                                             ---------------
     Net realized and unrealized gain on investments, foreign currency and payments
         by affiliates....................................................................     3,608,354,932
                                                                                             ---------------
                  Net increase in net assets resulting from operations....................   $ 3,644,170,899
                                                                                             ===============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================================================
                                                                            SIX MONTHS ENDED     YEAR ENDED
                                                                            JANUARY 31, 2004       JULY 31,
                                                                               (UNAUDITED)           2003
                                                                               -----------           ----
OPERATIONS:

     Net investment income.............................................  $      35,815,967   $      86,683,154
     Net realized loss from investments, foreign currency
         transactions and payments by affiliates.......................       (175,447,914)       (919,831,317)
     Net change in unrealized appreciation (depreciation) on
         investments and translation of assets and liabilities in
         foreign currencies............................................      3,783,802,846       2,608,653,680
                                                                         -----------------   -----------------
       Net increase in net assets resulting from operations............      3,644,170,899       1,775,505,517

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:

     Net investment income:
         Class A  .....................................................        (76,850,944)        (51,438,816)
         Class B  .....................................................           (105,899)             -
         Class C  .....................................................           (971,077)             -
         Class R  .....................................................               (704)             -
         Class Y  .....................................................        (11,439,720)         (8,290,743)



CAPITAL SHARE TRANSACTIONS:
     Net increase (decrease) in net assets resulting from capital share transactions (Note 5)
         Class A  .....................................................        697,174,619         (50,207,398)
         Class B  .....................................................       (190,093,562)       (399,948,249)
         Class C  .....................................................        102,869,768        (162,445,531)
         Class R  .....................................................            600,542              -
         Class Y  .....................................................         23,441,913          15,913,146
                                                                         -----------------   -----------------

     Total increase in net assets......................................      4,188,795,835       1,119,087,926
NET ASSETS:

     Beginning of period...............................................     18,677,420,658      17,558,332,732
                                                                         -----------------   -----------------
     End of period (including undistributed net investment income (loss)
          of ($18,567,980) and $34,984,397, respectively)..............  $  22,866,216,493   $  18,677,420,658
                                                                         =================   =================






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 2004 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R and Class Y. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Class R shares were first offered on August 20, 2003. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. The valuation procedures are reviewed and subject to approval by the Board of Directors.

MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2004 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

     Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At January 31, 2004 the Fund had available for federal income tax purposes unused capital loss carryovers of $458,003,474 and $1,141,175,664, which expire in 2010 and 2011, respectively. In addition, at January 31, 2004, the Fund had approximately $419,349,411 of post October 2002 losses available to offset future capital gains, if any, which expire in 2012.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

RECLASSIFICATIONS - The Fund has reclassified certain prior year amounts as follows: an increase in accumulated net realized loss of $4,389,949, a decrease in unrealized appreciation of $843,936 and an increase in additional paid in capital of $5,233,885. These reclassifications have no effect on net assets or net asset values per share.

USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2004 (Unaudited)

================================================================================

NOTE 2 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2004, were $1,684,674,234 and $932,020,428, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Advisory fees are paid to Davis Advisors (the "Adviser") at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million, 0.55% of the average net assets on the next $2.5 billion, 0.54% of the average net assets on the next $1 billion, 0.53% of the average net assets on the next $1 billion, 0.52% of the average net assets on the next $1 billion, 0.51% of the average net assets on the next $1 billion and 0.50% of the average net assets in excess of $7 billion. Management fees paid during the six months ended January 31, 2004, approximated 0.52% of average net assets.

     The Adviser is paid for registering Fund shares for sale in various states. The fee for the six months ended January 31, 2004, amounted to $7,002. State Street Bank & Trust Co. ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for six months ended January 31, 2004, amounted to $1,067,610. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee amounted to $199,998 for the six months ended January 31, 2004. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

       CLASS A SHARES

     Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

     During the six months ended January 31, 2004, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received $5,387,762 from commissions earned on sales of Class A shares of the Fund, of which $828,067 was retained by the Underwriter and the remaining $4,559,695 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

     The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. The service fee for Class A shares of the Fund for the six months ended January 31, 2004, was $13,266,733.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2004 (Unaudited)

================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - CONTINUED

       CLASS B SHARES

     Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

     The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

     During the six months ended January 31, 2004, Class B shares of the Fund made distribution plan payments which included distribution fees of $19,702,225 and service fees of $6,566,930.

     Commission advances by the Distributor during the six months ended January 31, 2004 on the sale of Class B shares of the Fund amounted to $5,366,152, all of which was reallowed to qualified selling dealers.

     The Distributor intends to seek payment from Class B shares of the Fund in the amount of $326,577,872 representing the cumulative commission advances by the Distributor on the sale of the Fund's Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

     A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2004 the Distributor received $3,718,306 in contingent deferred sales charges from Class B shares of the Fund.

         CLASS C SHARES

     Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2004 (Unaudited)

================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - CONTINUED

         CLASS C SHARES - CONTINUED

     During the six months ended January 31, 2004, Class C shares of the Fund made distribution plan payments which included distribution fees of $12,859,277 and service fees of $4,286,425. During the six months ended January 31, 2004, the Distributor received $81,099 in contingent deferred sales charges from Class C shares of the Fund.

         CLASS R SHARES

     Class R shares of the Fund are sold and redeemed at net asset value. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class R shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

     During the six months ended January 31, 2004, Class R shares of the Fund made distribution plan payments which included distribution fees and service fees of $145 for each.

NOTE 5 - CAPITAL STOCK

     At January 31, 2004, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 2,125,000,000 of which shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

CLASS A                                                 SIX MONTHS ENDED
-------                                                 JANUARY 31, 2004                  YEAR ENDED
                                                           (UNAUDITED)                   JULY 31, 2003
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT         SHARES          AMOUNT
                                                    ------           ------         ------          ------
Shares subscribed..............................     61,510,266 $   1,600,978,742    92,183,809 $  1,974,936,758
Shares issued in reinvestment of distributions.      2,700,165        71,365,203     2,190,121       47,658,573
                                                 ------------- -----------------  ------------ ----------------
                                                    64,210,431     1,672,343,945    94,373,930    2,022,595,331
Shares redeemed................................    (37,675,893)     (975,169,326)  (97,458,707)  (2,072,802,729)
                                                 -------------  ----------------  ------------ ----------------
     Net increase (decrease)...................     26,534,538 $     697,174,619    (3,084,777)$    (50,207,398)
                                                 ============= =================  ============ ================

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2004 (Unaudited)

================================================================================================================================

NOTE 5 - CAPITAL STOCK - CONTINUED

CLASS B                                                  SIX MONTHS ENDED
-------                                                  JANUARY 31, 2004                  YEAR ENDED
                                                           (UNAUDITED)                   JULY 31, 2003
                                                 -------------------------------  ------------------------------
                                                      SHARES           AMOUNT        SHARES          AMOUNT
                                                      ------           ------        ------          ------
Shares subscribed..............................      9,018,076   $   221,402,111    20,018,221  $    412,302,792
Shares issued in reinvestment of distributions.          3,827            97,067        -               -
                                                 -------------   ---------------  ------------  ----------------
                                                     9,021,903       221,499,178    20,018,221       412,302,792
Shares redeemed................................    (16,699,318)     (411,592,740)  (40,242,089)     (812,251,041)
                                                 -------------   ---------------  ------------  ----------------
     Net decrease..............................     (7,677,415)  $  (190,093,562)  (20,223,868) $   (399,948,249)
                                                 =============   ===============  ============  ================


CLASS C                                                 SIX MONTHS ENDED
-------                                                 JANUARY 31, 2004                  YEAR ENDED
                                                           (UNAUDITED)                   JULY 31, 2003
                                                 -------------------------------  -----------------------------
                                                     SHARES           AMOUNT         SHARES          AMOUNT
                                                     ------           ------         ------          ------
Shares subscribed..............................     12,791,634   $   319,187,340    17,491,329  $   363,379,899
Shares issued in reinvestment of distributions.         35,030           895,029        -               -
                                                 -------------   ---------------  ------------  ---------------
                                                    12,826,664       320,082,369    17,491,329      363,379,899
Shares redeemed................................     (8,770,004)     (217,212,601)  (25,926,091     (525,825,430)
                                                 -------------   ---------------  ------------  ---------------
     Net increase (decrease)...................      4,056,660   $   102,869,768    (8,434,762) $  (162,445,531)
                                                 =============   ===============  ============  ================


CLASS R                                                  AUGUST 20, 2003
--------                                              (INCEPTION OF CLASS)
                                                             THROUGH
                                                        JANUARY 31, 2004
                                                           (UNAUDITED)
                                                 -------------------------------
                                                     SHARES           AMOUNT
                                                     ------           ------
Shares subscribed..............................         21,915 $         600,229
Shares issued in reinvestment of distributions.             27               704
                                                 ------------- -----------------
                                                        21,942           600,933
Shares redeemed................................            (14)             (391)
                                                 ------------- -----------------
     Net increase..............................         21,928 $         600,542
                                                 ============= =================


CLASS Y                                                 SIX MONTHS ENDED
-------                                                 JANUARY 31, 2004                  YEAR ENDED
                                                           (UNAUDITED)                   JULY 31, 2003
                                                 -------------------------------  -----------------------------
                                                     SHARES           AMOUNT        SHARES          AMOUNT
                                                     ------           ------        ------          ------
Shares subscribed..............................      5,999,626 $     158,581,659    11,142,227  $   243,635,236
Shares issued in reinvestment of distributions.        328,341         8,766,699       282,403        6,204,391
                                                 ------------- -----------------  ------------  ---------------
                                                     6,327,967       167,348,358    11,424,630      249,839,627
Shares redeemed................................     (5,600,259)     (143,906,445)  (10,959,782)    (233,926,481)
                                                 ------------- -----------------  ------------  ---------------
     Net increase..............................        727,708 $      23,441,913       464,848  $     15,913,146
                                                 ============= =================  ============  ===============

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2004 (Unaudited)

================================================================================

NOTE 6 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $276 during the six months ended January 31, 2004.

     Davis New York Venture Fund ("the Fund") has entered into agreements with certain brokers whereby the Fund's operating expenses are reduced by a portion of the commissions paid to such brokers. Portfolio transactions are allocated to these brokers only when the Fund's traders make a good faith determination that such brokers can achieve best execution, not withstanding the operating expense reductions. During the six months ended January 31, 2004 the reduction amounted to $170,006.

NOTE 7 - SECURITIES LOANED

     Davis New York Venture Fund (the "Fund") has entered into a securities lending arrangement with UBS Financial Services, Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services, Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2004, the Fund had on loan securities valued at $123,211,593; cash of $131,845,306 was received as collateral for the loans, of which $116,000,000 or 88% and $15,845,306 or 12% of the collateral has been invested by the Adviser in Repurchase Agreements and Money Market Instruments, respectively. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 - BANK BORROWINGS

    The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other Davis Funds in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended January 31, 2004.

NOTE 9 - PAYMENTS BY AFFILIATES

The Adviser reimbursed the Fund for commissions paid to certain broker dealers which received brokerage which was directed for sale of fund shares from January 1, 2000 to July 31, 2003. The amount paid to the Fund was $2,246,097.

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS A

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.

                                               SIX  MONTHS
                                                  ENDED
                                                JANUARY 31,                 YEAR ENDED JULY 31,
                                                   2004        -------------------------------------------------
                                                (UNAUDITED)    2003       2002       2001      2000       1999
                                                -----------    ----       ----       ----      ----       ----
Net Asset Value, Beginning of Period..........    $ 23.73     $ 21.47    $ 25.99    $ 30.64   $ 27.73    $ 24.31
                                                  -------     -------    -------    -------   -------    -------

Income (Loss) From Investment Operations
     Net Investment Income....................        .07         .18        .12        .11       .08        .14
     Net Realized and Unrealized Gains
       (Losses)...............................       4.56        2.21      (4.61)     (2.07)     3.45       3.87
                                                  -------     -------    -------    -------   -------    -------
       Total From Investment Operations.......       4.63        2.39      (4.49)     (1.96)     3.53       4.01

Dividends and Distributions

     Dividends from Net Investment Income.....       (.19)       (.13)      (.03)      (.04)     -(3)       (.11)
     Distributions in Excess of Net
       Investment Income......................       -           -          -          (.01)      -         -
     Distributions from Realized Gains........       -           -          -         (2.64)     (.62)      (.48)
                                                  -------     -------    -------    -------   -------    -------
       Total  Dividends and Distributions.....       (.19)       (.13)      (.03)     (2.69)     (.62)      (.59)
                                                  -------     -------    -------    -------   -------    -------

Net Asset Value, End  of Period...............    $ 28.17     $ 23.73    $ 21.47    $ 25.99   $ 30.64    $ 27.73
                                                  =======     =======    =======    =======   =======    =======

Total Return(1)...............................     19.54%      11.19%   (17.29)%     (6.70)%   12.99%     16.85%

Ratios/Supplemental Data

     Net Assets, End of Period (000,000
       omitted)...............................    $12,119      $9,581     $8,734     $10,678   $9,539     $7,443
     Ratio of Expenses to Average Net Assets..      .93%*        .95%       .92%        .89%     .88%       .90%
     Ratio of Net Investment Income to Average
       Net Assets.............................      .67%*        .85%       .49%        .50%     .31%       .56%
     Portfolio Turnover Rate(2)...............         5%         10%        22%         15%      29%        25%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

*    Annualized.







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS B

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.

                                               SIX  MONTHS
                                                  ENDED
                                                JANUARY 31,                 YEAR ENDED JULY 31,
                                                   2004        -------------------------------------------------
                                                (UNAUDITED)    2003       2002       2001      2000       1999
                                                -----------    ----       ----       ----      ----       ----

Net Asset Value, Beginning of Period..........    $ 22.70     $ 20.58    $ 25.09    $ 29.85   $ 27.25    $ 24.00
                                                  -------     -------    -------    -------   -------    -------

Income (Loss) From Investment Operations
     Net Investment Income (Loss).............       (.02)(4)     .01(4)    (.09)      (.03)     (.23)      (.14)
     Net Realized and Unrealized Gains
       (Losses)...............................       4.35        2.11      (4.42)     (2.09)     3.45       3.87
                                                  -------     -------    -------    -------   -------    -------
       Total From Investment Operations.......       4.33        2.12      (4.51)     (2.12)     3.22       3.73

Dividends and Distributions
     Distributions from Realized Gains........      -(3)         -          -         (2.64)     (.62)      (.48)
                                                  -------     -------    -------    -------   -------    -------
       Total  Dividends and Distributions.....      -(3)         -          -         (2.64)     (.62)      (.48)
                                                  -------     -------    -------    -------   -------    -------

Net Asset Value, End  of Period...............    $ 27.03     $ 22.70    $ 20.58    $ 25.09   $ 29.85    $ 27.25
                                                  =======     =======    =======    =======   =======    =======

Total Return(1)...............................     19.08%      10.30%   (17.98)%    (7.46)%    12.06%     15.84%

Ratios/Supplemental Data

     Net Assets, End of Period (000,000
       omitted)...............................     $5,646      $4,917     $4,874     $6,303    $5,724     $4,405

     Ratio of Expenses to Average Net Assets..     1.74%*       1.77%      1.72%      1.71%     1.71%      1.74%
     Ratio of Net Investment Income (Loss) to
       Average Net Assets.....................    (.14)%*        .03%     (.31)%     (.32)%    (.52)%     (.28)%

     Portfolio Turnover Rate(2)...............         5%         10%        22%        15%       29%        25%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Per share calculations were based on average shares outstanding for the period.

*    Annualized.





SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS C

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.

                                               SIX  MONTHS
                                                  ENDED
                                                JANUARY 31,                 YEAR ENDED JULY 31,
                                                   2004        -------------------------------------------------
                                                (UNAUDITED)    2003       2002       2001      2000       1999
                                                -----------    ----       ----       ----      ----       ----
Net Asset Value, Beginning of Period..........    $ 22.85     $ 20.71    $ 25.24    $ 30.00   $ 27.38    $ 24.09
                                                  -------     -------    -------    -------   -------    -------

Income (Loss) From Investment Operations
     Net Investment Loss......................       (.01)       -(3)       (.08)      (.02)     (.21)      (.10)
     Net Realized and Unrealized Gains
(Losses)......................................       4.37        2.14      (4.45)     (2.10)     3.45       3.87
                                                  -------     -------    -------    -------   -------    -------
       Total From Investment Operations.......       4.36        2.14      (4.53)     (2.12)     3.24       3.77

Dividends and Distributions
     Dividends from Net Investment Income.....       (.01)       -          -          -          -         -
     Distributions from Realized Gains........       -           -          -         (2.64)     (.62)      (.48)
                                                  -------     -------    -------    -------   -------    -------
       Total  Dividends and Distributions.....       (.01)       -          -         (2.64)     (.62)      (.48)
                                                  -------     -------    -------    -------   -------    -------

Net Asset Value, End  of Period...............    $ 27.20     $ 22.85    $ 20.71    $ 25.24   $ 30.00    $ 27.38
                                                  =======     =======    =======    =======   =======    =======

Total Return(1)...............................     19.07%      10.33%   (17.95)%    (7.42)%    12.07%     15.95%

Ratios/Supplemental Data

     Net Assets, End of Period (000,000
       omitted)...............................     $3,826      $3,122     $3,004     $3,825    $3,021     $1,934

     Ratio of Expenses to Average Net Assets..     1.71%*       1.74%      1.70%      1.68%     1.69%      1.72%
     Ratio of Net Investment Income (Loss) to
       Average Net Assets.....................    (.11)%*        .06%     (.29)%     (.29)%    (.50)%     (.26)%
     Portfolio Turnover Rate(2)...............         5%         10%        22%        15%       29%        25%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

*    Annualized.







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS R

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.

                                                     AUGUST 20, 2003
                                                       (INCEPTION
                                                        OF CLASS)
                                                         THROUGH
                                                       JANUARY 31,
                                                          2004
                                                       (UNAUDITED)
                                                       -----------
Net Asset Value, Beginning of Period...............      $ 23.98
                                                         -------

Income (Loss) From Investment Operations
                                                           -(3,4)
     Net Investment Loss...........................
     Net Realized and Unrealized Gains ............         4.34
                                                         -------
       Total From Investment Operations............         4.34

Dividends and Distributions
     Dividends from Net Investment Income..........         (.14)
                                                         -------
       Total  Dividends and Distributions..........         (.14)
                                                         -------

Net Asset Value, End  of Period....................      $ 28.18
                                                         =======

Total Return(1)....................................       18.14%

Ratios/Supplemental Data

     Net Assets, End of Period (000,000 omitted)...           $1

     Ratio of Expenses to Average Net Assets.......       1.15%*
     Ratio of Net Investment Loss to Average Net
       Assets......................................      (.07)%*
     Portfolio Turnover Rate(2)....................           5%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Per share calculations were based on average shares outstanding for the period.

*    Annualized.






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS Y

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.

                                                SIX MONTHS
                                                  ENDED
                                                JANUARY 31,                 YEAR ENDED JULY 31,
                                                   2004        -------------------------------------------------
                                                (UNAUDITED)    2003       2002       2001      2000       1999
                                                -----------    ----       ----       ----      ----       ----
Net Asset Value, Beginning of Period..........    $ 24.01     $ 21.72    $ 26.29    $ 30.96   $ 28.00    $ 24.55
                                                  -------     -------    -------    -------   -------    -------

Income (Loss) From Investment Operations
     Net Investment Income....................        .13         .25        .26        .13       .20        .25
     Net Realized and Unrealized Gains
       (Losses)...............................       4.60        2.24      (4.73)     (2.02)     3.45       3.87
                                                  -------     -------    -------    -------   -------    -------
       Total From Investment Operations.......       4.73        2.49      (4.47)     (1.89)     3.65       4.12

Dividends and Distributions
     Dividends from Net Investment Income.....       (.27)       (.20)      (.10)      (.12)     (.07)      (.19)
     Distributions in Excess of Net
       Investment Income......................       -           -          -          (.02)     -          -
     Distributions from Realized Gains........       -           -          -         (2.64)     (.62)      (.48)
                                                  -------     -------    -------    -------   -------    -------
       Total  Dividends and Distributions.....       (.27)       (.20)      (.10)     (2.78)     (.69)      (.67)
                                                  -------     -------    -------    -------   -------    -------
Net Asset Value, End  of Period...............    $ 28.47     $ 24.01    $ 21.72    $ 26.29   $ 30.96    $ 28.00
                                                  =======     =======    =======    =======   =======    =======

Total Return(1)...............................     19.75%      11.53%   (17.04)%    (6.41)%    13.33%     17.19%

Ratios/Supplemental Data

     Net Assets, End of Period (000,000
       omitted)...............................     $1,274      $1,057       $946     $1,465    $1,005       $734

     Ratio of Expenses to Average Net Assets..      .60%*        .61%       .62%       .62%      .60%       .62%
     Ratio of Net Investment Income to Average
       Net Assets.............................     1.00%*       1.19%       .79%       .77%      .59%       .84%

     Portfolio Turnover Rate(2)...............         5%         10%        22%        15%       29%        25%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized.








SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11         Director, Mid-Atlantic Realty
(born 9/9/42)                       since 1986     Officer, World Total                      Trust (real estate investment
                                                   Return Fund, LLLP; Of                     trust), Legg Mason Trust
                                                   Counsel to Gordon,                        (asset management company)
                                                   Feinblatt, Rothman,                       and Rodney Trust Company
                                                   Hoffberger and                            (Delaware); Trustee, College
                                                   Hollander, LLC (law                       of Notre Dame of Maryland,
                                                   firm).                                    McDonogh School and other
                                                                                             public charities, private
                                                                                             foundations and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               11         Markel Corporation.
(born 12/16/61)                     since 2004     Officer Markel
                                                   Corporation (insurance
                                                   company).

JERRY D. GEIST     Director         director       Chairman, Santa Fe             11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering); Energy and
                                                   (energy project                           Technology Ltd., Investment
                                                   development); Retired                     Committee for Microgeneration
                                                   Chairman and                              Technology Fund, UTECH Funds.
                                                   President, Public
                                                   Service Company of New
                                                   Mexico.


DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

                                             INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), Novellus
                                                                                             Systems, Inc. (semi-conductor
                                                                                             manufacturer) and
                                                                                             LogicVision, Inc.
                                                                                             (semi-conductor software
                                                                                             company).

G. BERNARD         Director         director       Managing General               11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11         none
MORGENTHAU                          since 2002     Capital Management (an
(born 3/22/57)                                     investment management
                                                   firm) since June 2002;
                                                   President of Asset Management
                                                   Group of Bank of America (an
                                                   investment management firm)
                                                   from 2001 until 2002; prior
                                                   to that a managing director
                                                   and global head of marketing
                                                   and distribution for Lazard
                                                   Asset Management (an
                                                   investment management firm)
                                                   for ten years.

THEODORE B.        Director         director       Chairman of John               11         Mayor of the Incorporated
SMITH, JR.                          since 1994     Hassall, Inc.                             Village of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 14         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11         Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research,                          Funds six portfolios (mutual
                                                   Chairman of U.S.                          fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.


DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              14         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                14         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                 (This page has been left blank intentionally.)

                                 DAVIS NEW YORK
                                  VENTURE FUND
                  2949 East Elvira Road, Tucson, Arizona 85706
================================================================================

           DIRECTORS                         OFFICERS
           Wesley E. Bass, Jr.               Jeremy H. Biggs
           Jeremy H. Biggs                       Chairman
           Marc P. Blum                      Christopher C. Davis
           Andrew  A. Davis                      President
           Christopher C. Davis              Andrew A. Davis
           Thomas S. Gaynor                      Vice President
           Jerry D. Geist                    Kenneth C. Eich
           D. James Guzy                         Executive Vice President &
           G. Bernard Hamilton                   Principal Executive Officer
           Robert P. Morganthau              Sharra L. Reed
           Theodore B. Smith, Jr.                Vice President, Treasurer
           Christian R. Sonne                    & Principal Accounting Officer
           Marsha Williams                   Thomas D. Tays
                                                 Vice President & Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P. (doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT DAVIS NEW YORK VENTURE FUND INCLUDING MANAGEMENT FEES, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.
================================================================================

[DAVIS FUNDS LOGO]
OVER 35 YEARS OF RELIABLE INVESTING(trademark)




Davis Advisors
2949 East Elvira Road
Suite 101
Tucson, AZ 85706
1-800-279-0279
www.davisfunds.com

DAVIS RESEARCH FUND

PART OF DAVIS NEW YORK VENTURE FUND, INC.


JANUARY 31, 2004


SEMI-ANNUAL REPORT






                                                              [DAVIS FUNDS LOGO]

                                TABLE OF CONTENTS




Management's Discussion and Analysis.........................................2



Schedule of Investments......................................................4



Statement of Assets and Liabilities..........................................6



Statement of Operations......................................................7



Statements of Changes in Net Assets..........................................8



Notes to Financial Statements................................................9



Financial Highlights........................................................15



Directors and Officers......................................................18

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended January 31, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 15.22%. U.S. economic activity, as measured by the gross domestic product, improved sharply in the third and fourth quarters of 2003. Interest rates, as measured by the 10-year Treasury bond, traded in a narrow range of 4.00% to 4.60% over the six-month period ended January 31, 2004. This combination of growing economic activity and stable interest rates provided a favorable background for the stock market.

PERFORMANCE OVERVIEW

Davis Research Fund's Class A shares delivered a total return on net asset value of 15.14% for the six-month period ended January 31, 2004(2), lagging the Standard & Poor's 500(R) Index(1) by a small margin. The Fund's investment strategy is to seek out companies with expanding earnings that can be purchased at value prices and held for the long-term. Under normal circumstances the Fund invests the majority of its assets in equity securities issued by large- and medium-capitalization companies.

The Fund's largest sector weightings were in retailing and media. The Fund's holdings in the media sector outperformed the S&P 500(R) Index, while the Fund's holdings in the retailing sector underperformed the S&P 500(R) Index. The Fund owned 17 companies at the beginning of the six-month period and ended the period owning 22 companies. The Fund's cash position reduced relative performance during the period.

The principal holdings contributing to performance were: Lagardere(3), a media company, Altria Group, a consumer products company and Duke Energy, an energy company. Lagardere increased by 36.51%, Altria Group increased by 43.01% and Duke Energy increased by 27.80% over the six-month period ended January 31, 2004.

The principal holdings detracting from performance were: AmerisourceBergen, a pharmaceutical and health care company and AutoNation, a retailing company. AmerisourceBergen, which was purchased in August 2003, decreased by 5.39%. AutoNation decreased by 4.71% over the six-month period ended January 31, 2004.

A company's contribution to the Fund's performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

--------------------------------------------------

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

Davis Research Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Research Fund are: (1) market risk, (2) company risk,
(3) medium capitalization risk, (4) selection risk and (5) focused portfolio risk. See the prospectus for a full description of each risk.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the average annual total returns for Davis Research Fund's Class A shares for the periods ended January 31, 2004. Returns for other classes of shares will vary from the following returns:

(Without a 4.75% sales charge taken into consideration)
-------------------------------- -------------- ----------------------
FUND NAME                          ONE YEAR           INCEPTION
-------------------------------- -------------- ----------------------
Davis Research Fund A               32.02%        6.53% - 10/31/01
-------------------------------- -------------- ----------------------

(With the maximum 4.75% sales charge taken into consideration)
-------------------------------- -------------- ----------------------
FUND NAME                          ONE YEAR           INCEPTION
-------------------------------- -------------- ----------------------
Davis Research Fund A               25.78%        4.25% - 10/31/01
-------------------------------- -------------- ----------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Fund's holdings of each company discussed.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS
January 31, 2004 (Unaudited)

                                                                                                       VALUE
SHARES                                           SECURITY                                            (NOTE 1)
==============================================================================================================
COMMON STOCK - (94.51%)

   CONSUMER PRODUCTS - (8.29%)
        45,000  Altria Group, Inc. ............................................................ $    2,501,550
                                                                                                --------------
   DIVERSIFIED - (4.33%)
        22,500  Groupe Bruxelles Lambert S.A. .................................................      1,308,710
                                                                                                --------------
   ENERGY - (7.97%)
        67,000  Duke Energy Corp. .............................................................      1,455,910
        16,000  Occidental Petroleum Corp. ....................................................        704,800
         9,100  Transocean Inc.*...............................................................        245,154
                                                                                                --------------
                                                                                                     2,405,864
                                                                                                --------------
   FINANCIAL SERVICES - (1.92%)
         9,600  Takefuji Corp. ................................................................        578,657
                                                                                                --------------
   FOOD/BEVERAGE & RESTAURANT - (3.30%)
         4,400  Heineken Holding NV, Class A...................................................        147,582
        33,000  McDonald's Corp. ..............................................................        849,420
                                                                                                --------------
                                                                                                       997,002
                                                                                                --------------
   INFORMATION/INFORMATION PROCESSING - (3.68%)
        26,000  Automatic Data Processing, Inc. ...............................................      1,111,500
                                                                                                --------------
   MANUFACTURING - (3.83%)
        50,000  Electrolux AB, Series B........................................................      1,156,596
                                                                                                --------------
   MEDIA - (16.57%)
        60,000  Lagardere S.C.A. ..............................................................      3,646,825
       122,800  WPP Group PLC..................................................................      1,356,396
                                                                                                --------------
                                                                                                     5,003,221
                                                                                                --------------
   PHARMACEUTICAL AND HEALTH CARE - (12.96%)
        24,200  AmerisourceBergen Corp. .......................................................      1,332,210
        17,600  Merck & Co., Inc. .............................................................        837,760
        18,000  Novartis AG, Registered........................................................        809,864
        25,500  Pfizer Inc. ...................................................................        934,065
                                                                                                --------------
                                                                                                     3,913,899
                                                                                                --------------
   PROPERTY/CASUALTY INSURANCE - (5.34%)
            18  Berkshire Hathaway Inc., Class A*..............................................      1,610,820
                                                                                                --------------
   RETAILING - (26.32%)
        75,000  AutoNation, Inc.*..............................................................      1,228,500
        48,350  AutoZone, Inc.*................................................................      4,076,872
        23,500  Costco Wholesale Corp.*........................................................        871,498
        17,200  Home Depot, Inc. ..............................................................        610,084
        50,500  TJX Cos., Inc. ................................................................      1,160,995
                                                                                                --------------
                                                                                                     7,947,949
                                                                                                --------------
                           Total Common Stock - (identified cost $21,835,567)..................     28,535,768
                                                                                                --------------

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS
January 31, 2004 (Unaudited)

                                                                                                       VALUE
PRINCIPAL                                        SECURITY                                            (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (6.18%)

$      504,000  Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.03%,
                    02/02/04, dated 01/30/04, repurchase value of $504,043
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $514,080)............................................... $      504,000
       775,000  Nomura Securities International, Inc. Joint Repurchase Agreement, 1.03%,
                    02/02/04, dated 01/30/04, repurchase value of $775,067
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $790,500)...............................................        775,000
       585,000  UBS Financial Services Inc. Joint Repurchase Agreement, 1.03%,
                    02/02/04, dated 01/30/04, repurchase value of $585,050
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $596,700)...............................................        585,000
                                                                                                --------------


                           Total Short Term Investments - (identified cost $1,864,000).........      1,864,000
                                                                                                --------------



                Total Investments - (100.69%) - (identified cost $23,699,567) - (a)............     30,399,768
                Liabilities Less Other Assets - (0.69%)........................................       (206,925)
                                                                                                --------------
                           Net Assets - (100%)................................................. $   30,192,843
                                                                                                ==============



*Non-Income Producing Security.


(a) Aggregate cost for Federal Income Tax purposes is $23,720,800. At January
31, 2004, unrealized appreciation (depreciation) of securities for Federal
Income Tax purposes is as follows:

                Unrealized appreciation........................................................ $    6,715,446
                Unrealized depreciation.......................................................         (36,478)
                                                                                                --------------
                           Net unrealized appreciation......................................... $    6,678,968
                                                                                                ==============



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
STATEMENT OF ASSETS AND LIABILITIES
At January 31, 2004 (Unaudited)
===============================================================================

ASSETS:
     Investments in securities, at value (identified cost $23,699,567) (see accompanying
         Schedule of Investments).........................................................   $      30,399,768
     Cash ................................................................................               2,593
     Receivables:
         Dividends and interest receivable................................................              12,073
                                                                                             -----------------
              Total assets................................................................          30,414,434
                                                                                             -----------------

LIABILITIES:
     Payables:
         Investment securities purchased..................................................             181,696
     Accrued expenses.....................................................................              20,323
     Accrued management fee...............................................................              19,572
                                                                                             -----------------
              Total liabilities...........................................................             221,591
                                                                                             -----------------

NET ASSETS ...............................................................................   $      30,192,843
                                                                                             =================

NET ASSETS CONSIST OF:
     Par value of shares of capital stock.................................................   $         132,833
     Additional paid-in capital...........................................................          26,397,788
     Undistributed net investment loss....................................................             (26,463)
     Net unrealized appreciation on investments and translation of assets and
         liabilities denominated in foreign currency......................................           6,701,552
     Accumulated net realized losses from investments and foreign currency transactions...          (3,012,867)
                                                                                             -----------------
              Net assets..................................................................   $      30,192,843
                                                                                             =================

     CLASS A SHARES
         Net assets.......................................................................   $      30,190,515
         Shares outstanding...............................................................           2,656,449
         Net asset value and redemption price per share ..................................           $   11.36
                                                                                                     =========
         Maximum offering price per share (100/95.25 of $11.36)*..........................           $   11.93
                                                                                                     =========
     CLASS B SHARES
         Net assets.......................................................................   $           1,164
         Shares outstanding...............................................................                 104
         Net asset value, offering and redemption price per share.........................           $   11.19
                                                                                                     =========
     CLASS C SHARES
         Net assets.......................................................................   $           1,164
         Shares outstanding...............................................................                 104
         Net asset value, offering and redemption price per share.........................           $   11.19
                                                                                                     =========


* On purchases of $100,000 or more, the offering price is reduced.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
STATEMENT OF OPERATIONS
For the six months ended January 31, 2004 (Unaudited)
===============================================================================

INVESTMENT INCOME:
     Income:
         Dividends (Net of foreign withholding taxes of $791).............................   $         153,859
         Interest.........................................................................              14,652
                                                                                                    ----------
                 Total income.............................................................             168,511

     Expenses:
         Management fees (Note 3)........................................  $       106,245
         Custodian fees..................................................           21,313
         Transfer agent fees
              Class A....................................................            2,092
              Class B....................................................                2
              Class C....................................................                2
         Audit fees......................................................            6,500
         Legal fees......................................................               46
         Accounting fees (Note 3)........................................            3,000
         Reports to shareholders ........................................              870
         Directors' fees and expenses ...................................              770
         Registration and filing fees ...................................            2,627
         Miscellaneous ..................................................            5,734
         Payments under distribution plan (Note 4)
              Class B....................................................                4
              Class C....................................................                4
                                                                           ---------------
                  Total expenses..........................................................             149,209
                  Expenses paid indirectly (Note 6).......................................                  (5)
                                                                                             -----------------
                  Net expenses............................................................             149,204
                                                                                             -----------------
                      Net investment income ..............................................              19,307
                                                                                             -----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
     Net realized gain from:
         Investment transactions..........................................................              79,415
         Foreign currency transactions....................................................               1,464
     Net increase in unrealized appreciation on investments and translation of
         assets and liabilities denominated in foreign currency...........................           3,867,067
                                                                                             -----------------
         Net realized and unrealized gain on investments and foreign currency.............           3,947,946
                                                                                             -----------------
                  Net increase in net assets resulting from operations ...................   $       3,967,253
                                                                                             =================




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                          JANUARY 31, 2004          JULY 31,
                                                                             (UNAUDITED)              2003
                                                                       -------------------     ----------------
OPERATIONS:
     Net investment income...........................................  $          19,307       $       202,672
     Net realized gain (loss) from investments and
             foreign currency transactions...........................             80,879              (917,454)
     Net change in unrealized appreciation (depreciation) on
         investments and translation of assets and liabilities
         denominated in foreign currency.............................          3,867,067             5,423,121
                                                                       -----------------       ---------------
         Net increase in net assets resulting from operations........          3,967,253             4,708,339

DIVIDENDS AND DISTRIBUTIONS
     TO SHAREHOLDERS FROM:

     Net investment income:
         Class A  ...................................................           (188,738)             (169,641)

CAPITAL SHARE TRANSACTIONS:

     Net increase (decrease) in net assets resulting from capital share transactions (Note 5):

         Class A  ...................................................            243,280                 8,007
         Class B  ...................................................              -                       (75)
         Class C  ...................................................              -                       (75)
                                                                       -----------------       ---------------
         Total increase in net assets................................          4,021,795             4,546,555

NET ASSETS:

     Beginning of period.............................................         26,171,048            21,624,493
                                                                       -----------------       ---------------
     End of period (including undistributed net investment
         income (loss) of $(26,463) and $142,968, respectively)......  $      30,192,843       $    26,171,048
                                                                       =================       ===============







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 2004 (Unaudited)
================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long term growth of capital. The Fund commenced operations on October 31, 2001. The Fund offers shares in three classes, Class A, Class B and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.


MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2004 (Unaudited)
================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

    Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At January 31, 2004, the Fund had approximately $2,691,000 of capital loss carryforwards available to offset future capital gains, if any, which expire in 2011. Additionally, the Fund had approximately $344,000 of post October 2002 losses available to offset future capital gains, if any, which expire in 2012.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of the dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of the dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2004, were $4,651,568 and $2,930,476, respectively.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2004 (Unaudited)
================================================================================
NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Advisory fees are paid to Davis Advisors (the "Adviser") at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million and 0.55% of the average net assets in excess of $500 million. Management fees paid during the six months ended January 31, 2004, approximated 0.75% of average net assets.

    State Street Bank & Trust Co. ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended January 31, 2004 amounted to $44. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee amounted to $3,000 for the six months ended January 31, 2004. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

       CLASS A SHARES

    Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

    During the six months ended January 31, 2004, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received no commissions earned on sales of Class A shares of the Fund.

    The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2004.

       CLASS B SHARES

    Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

    The Fund pays a distribution fee to reimburse Davis Distributors, LLC (the "Distributor") for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2004 (Unaudited)
================================================================================
NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - CONTINUED

       CLASS B SHARES - CONTINUED

    During the six months ended January 31, 2004, Class B shares of the Fund made distribution payments of $4. During the six months ended January 31, 2004, there were no payments made for service fees.

    There were no commission advances by the Distributor during the six months ended January 31, 2004 on the sale of Class B shares of the Fund.

    The Distributor intends to seek payment from Class B shares of the Fund in the amount of $56, which represents the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

    A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2004 the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

       CLASS C SHARES

    Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

    During the six months ended January 31, 2004, Class C shares of the Fund made distribution payments of $4. During the six months ended January 31, 2004, there were no payments made for service fees. During the six months ended January 31, 2004, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2004 (Unaudited)
================================================================================
NOTE 5 - CAPITAL STOCK

    At January 31, 2004, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 500,000,000 of which shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

CLASS A
-------
                                                        SIX MONTHS ENDED
                                                        JANUARY 31, 2004                  YEAR ENDED
                                                           (UNAUDITED)                   JULY 31, 2003
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT        SHARES           AMOUNT
                                                    ------           ------        ------           ------
Shares subscribed..............................          5,582   $        58,650        28,494   $      251,825
Shares issued in reinvestment of distributions.         16,988           188,738        19,794          169,641
                                                 -------------   ---------------  ------------   --------------
                                                        22,570           247,388        48,288          421,466
Shares redeemed................................           (370)           (4,108)      (41,694)        (413,459)
                                                 -------------   ---------------  ------------   --------------
     Net increase .............................         22,200   $       243,280         6,594   $        8,007
                                                 =============   ===============  ============   ==============

CLASS B
-------
                                                        SIX MONTHS ENDED
                                                        JANUARY 31, 2004                  YEAR ENDED
                                                           (UNAUDITED)                   JULY 31, 2003
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT        SHARES           AMOUNT
                                                    ------           ------        ------           ------
Shares subscribed..............................        -         $       -              -        $        -
Shares redeemed................................        -                 -                  (8)             (75)
                                                 -------------   ---------------  ------------   --------------
     Net decrease..............................        -         $       -                  (8)  $          (75)
                                                 =============   ===============  ============   ==============

CLASS C
                                                        SIX MONTHS ENDED
                                                        JANUARY 31, 2004                  YEAR ENDED
                                                           (UNAUDITED)                   JULY 31, 2003
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT        SHARES           AMOUNT
                                                    ------           ------        ------           ------
Shares subscribed..............................        -         $       -              -        $        -
Shares redeemed................................        -                 -                  (8)             (75)
                                                 -------------   ---------------  ------------   --------------
     Net decrease..............................        -         $       -                  (8)  $          (75)
                                                 =============   ===============  ============   ==============

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2004 (Unaudited)
================================================================================
NOTE 6 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $5 during the six months ended January 31, 2004.

NOTE 7 - BANK BORROWINGS

    The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other Davis Funds in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended January 31, 2004.

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS A
================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.

                                                                            OCTOBER 31, 2001
                                                 SIX  MONTHS                  (COMMENCEMENT
                                                    ENDED                    OF OPERATIONS)
                                                 JANUARY 31,    YEAR ENDED       THROUGH
                                                     2004         JULY 31,       JULY 31,
                                                 (UNAUDITED)        2003          2002
                                                 -----------        ----          ----
Net Asset Value, Beginning of Period...........     $  9.93        $  8.23        $ 10.00
                                                    -------        -------        -------

Income (Loss) From Investment Operations
     Net Investment Income.....................        0.01           0.07           0.06
     Net Realized and Unrealized Gains (Losses)        1.49           1.69          (1.82)
                                                    -------        -------        -------
       Total From Investment Operations........        1.50           1.76          (1.76)

Dividends and Distributions
     Dividends from Net Investment Income......       (0.07)         (0.06)         (0.01)
                                                    -------        -------        -------

Net Asset Value, End  of Period................     $ 11.36        $  9.93        $  8.23
                                                    =======        =======        =======

Total Return(1)................................       15.14%         21.56%        (17.62)%

Ratios/Supplemental Data

     Net Assets, End of Period (000 omitted)...     $30,191        $26,169        $21,623
     Ratio of Expenses to Average Net Assets...        1.05%*         1.03%          1.05%*
     Ratio of Net Investment Income to Average
       Net Assets..............................        0.14%*         0.87%          0.81%*
     Portfolio Turnover Rate(2)................          11%           119%            45%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS B
================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.

                                                                                OCTOBER 31, 2001
                                                     SIX MONTHS                  (COMMENCEMENT
                                                        ENDED                    OF OPERATIONS)
                                                     JANUARY 31,     YEAR ENDED     THROUGH
                                                        2004          JULY 31,      JULY 31,
                                                     (UNAUDITED)        2003          2002
                                                     -----------        ----          ----
Net Asset Value, Beginning of Period...........        $  9.79        $  8.17        $ 10.00
                                                       -------        -------        -------

Income (Loss) From Investment Operations
     Net Investment Loss.......................          (0.06)         (0.06)         (0.02)
     Net Realized and Unrealized Gains (Losses)           1.46           1.68          (1.81)
                                                       -------        -------        -------
       Total From Investment Operations........           1.40           1.62          (1.83)

Net Asset Value, End  of Period................        $ 11.19        $  9.79        $  8.17
                                                       =======        =======        =======

Total Return(1)................................          14.30%         19.83%        (18.30)%

Ratios/Supplemental Data

     Net Assets, End of Period (000 omitted)...             $1             $1             $1
     Ratio of Expenses to Average Net Assets...           2.10%*         2.06%          2.04%*
     Ratio of Net Investment Loss to Average
       Net Assets..............................          (0.91)%*       (0.16)%        (0.18)%*
     Portfolio Turnover Rate(2)................             11%           119%            45%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS C
================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.


                                                                            OCTOBER 31, 2001
                                                 SIX MONTHS                  (COMMENCEMENT
                                                    ENDED                    OF OPERATIONS)
                                                 JANUARY 31,     YEAR ENDED     THROUGH
                                                    2004          JULY 31,      JULY 31,
                                                 (UNAUDITED)        2003          2002
                                                 -----------        ----          ----
Net Asset Value, Beginning of Period...........     $  9.79        $  8.17        $ 10.00
                                                    -------        -------        -------

Income (Loss) From Investment Operations
     Net Investment Loss.......................       (0.06)         (0.06)         (0.02)
     Net Realized and Unrealized Gains (Losses)        1.46           1.68          (1.81)
                                                    -------        -------        -------
       Total From Investment Operations........        1.40           1.62          (1.83)

Net Asset Value, End  of Period................     $ 11.19        $  9.79        $  8.17
                                                    =======        =======        =======

Total Return(1)................................       14.30%         19.83%        (18.30)%

Ratios/Supplemental Data

     Net Assets, End of Period (000 omitted)...          $1             $1             $1
     Ratio of Expenses to Average Net Assets...        2.10%*         2.06%          2.04%*
     Ratio of Net Investment Loss to Average
       Net Assets..............................       (0.91)%*       (0.16)%        (0.18)%*
     Portfolio Turnover Rate(2)................          11%           119%            45%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*  Annualized

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11         Director, Mid-Atlantic Realty
(born 9/9/42)                       since 1986     Officer, World Total                      Trust (real estate investment
                                                   Return Fund, LLLP; Of                     trust), Legg Mason Trust
                                                   Counsel to Gordon,                        (asset management company)
                                                   Feinblatt, Rothman,                       and Rodney Trust Company
                                                   Hoffberger and                            (Delaware); Trustee, College
                                                   Hollander, LLC (law                       of Notre Dame of Maryland,
                                                   firm).                                    McDonogh School and other
                                                                                             public charities, private
                                                                                             foundations and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               11         Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).



JERRY D. GEIST     Director         director       Chairman, Santa Fe             11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering); Energy and
                                                   (energy project                           Technology Ltd., Investment
                                                   development); Retired                     Committee for Microgeneration
                                                   Chairman and                              Technology Fund, UTECH Funds.
                                                   President, Public
                                                   Service Company of New
                                                   Mexico.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), Novellus
                                                                                             Systems, Inc. (semi-conductor
                                                                                             manufacturer) and
                                                                                             LogicVision, Inc.
                                                                                             (semi-conductor software
                                                                                             company).

G. BERNARD         Director         director       Managing General               11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11         none
MORGENTHAU                          since 2002     Capital Management LLC
(born 3/22/57)                                     (an investment
                                                   management firm) since June
                                                   2002; President of Asset
                                                   Management Group of Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.


THEODORE B.        Director         director       Chairman John Hassall,         11         Mayor of the Incorporated
SMITH, JR.                          since 1994     Inc. (fastener                            Village of Mill Neck.
(born 12/23/32)                                    manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
===============================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 14         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11         Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research,                          Funds six portfolios (mutual
                                                   Chairman of U.S.                          fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              14         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                14         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).


* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                                    DAVIS RESEARCH FUND
                  2949 East Elvira Road, Tucson, Arizona 85706
================================================================================

        DIRECTORS                         OFFICERS
        Wesley E. Bass, Jr.               Jeremy H. Biggs
        Jeremy H. Biggs                       Chairman
        Marc P. Blum                      Christopher C. Davis
        Andrew  A. Davis                      President
        Christopher C. Davis              Andrew A. Davis
        Thomas S. Gayner                      Vice President
        Jerry D. Geist                    Kenneth C. Eich
        D. James Guzy                         Executive Vice President &
        G. Bernard Hamilton                   Principal Executive Officer
        Robert P. Morgenthau              Sharra L. Reed
        Theodore B. Smith, Jr.                Vice President, Treasurer
        Christian R. Sonne                    & Principal Accounting Officer
        Marsha Williams                   Thomas D. Tays
                                              Vice President & Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P. (doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLC
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================

FOR MORE INFORMATION ABOUT DAVIS RESEARCH FUND INCLUDING MANAGEMENT FEES, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.

Item 2.  Code of Ethics - Not Applicable

Item 3.  Audit Committee Financial Expert - Not Applicable

Item 4.  Principal Accountant Fees and Services - Not Applicable

Item 5.  Audit Committee of Listed Registrants - Not Applicable

Item 6.  Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8.  Reserved

Item 9.  Submission of Matters to a Vote of Security Holders

	 There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 10. Controls and Procedures

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 11. Exhibits

	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  April 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  April 6, 2004

By /s/ Sharra L. Reed
   Sharra L. Reed
   Principal Financial officer

Date:  April 6, 2004